SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITY (Details) - PRIMEGEN US, INC. [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ScheduleOfMaturityOfOperatingLeaseLiabilityLineItem [Line Items]
Remainder of Year	$ 94,871
Year One	189,741	$ 189,741
Year Two	80,676	189,741
Year Three		80,676
Total lease payments	365,288	460,158
Less: Imputed interest	(15,539)	(24,272)
Total	$ 349,749	$ 435,886